UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          WASHINGTON, D.C. 20549

                                 FORM 13F

                            FORM 13F COVER PAGE

               Report for the Quarter Ended March 31, 2001.

Check here if Amendment [   ]; Amendment Number:
This Amendment (Check only one.):  [   ]  is a restatement.
                                   [   ]  adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Greenlight Capital, Inc.
Address:  420 Lexington Avenue, Suite 1740
          New York, NY   11111

13F File Number:    28-7484

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Jeff Keswin
Title:    Co-President
Phone:    (212) 973-1900
Signature, Place, and Date of Signing:

      JEFF KESWIN             New York, New York       May 9, 2001
      ---------------         ------------------       ----------------
      Jeff Keswin

Report Type (Check only one.):

[ X ]     13F HOLDINGS REPORT.

[   ]     13F NOTICE.

[   ]     13F COMBINATION REPORT.

List of Other Managers Reporting for this Manager:


I  AM  SIGNING  THIS REPORT AS REQUIRED BY THE SECURITIES EXCHANGE  ACT  OF
1934.

                           FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:           0

Form 13F Information Table Entry Total:      38

Form 13F Information Table Value Total:      $352,714


List of Other Included Managers:

No.       13F File Number               Name
---       ---------------               ----

                                              FORM 13F INFORMATION TABLE

                                                                                                    VOTING AUTHORITY
                      TITLE                   VALUE     SHARES/     SH/  PUT/ INVSTMT    OTHER    ---------------------
NAME OF ISSUER      OF CLASS       CUSIP    (X$1,000)   PRN AMT     PRN  CALL DSCRETN  MANAGERS    SOLE     SHARED NONE
--------------      --------     ---------   --------   ---------   ---  ---- -------  --------  ---------  ------ ----
AGRIBRANDS INTL     COM          00849R105     11,001      203,800  SH          SOLE               203,800
   INC
AKAMAI              SB NT CV     00971TAC5        383       10,000  PRN         SOLE                10,000
   TECHNOLOGIES INC 5.5%07
AMERICAN PHYSICIANS COM	         028884104     20,978    1,149,500  SH          SOLE             1,149,500
   CAPITAL
ASSISTED LIVING     COM          04543L109        437    1,093,600  SH          SOLE             1,093,600
   CONCEPTS INC
ASSISTED LIVING     SB DB        04543LAD1      5,638      137,500  PRN         SOLE               137,500
   CONCEPTS INC     CV 6%02
ASSISTED LIVING     SB DB        04543LAG4      3,143       76,650  PRN         SOLE                76,650
   CONCEPTS INC     CV 5.625%03
BINDVIEW DEV CORP   COM          090327107         95       30,600  SH          SOLE                30,600
CKE RESTAURANTS     SB NT CV     12561EAB1      5,037      106,050  PRN         SOLE               106,050
   INC              4.25%04
ELAN PLC            ADR          284131208      3,072       58,800  SH          SOLE                58,800
EMCOR GROUP INC     COM          29084Q100     18,837      615,000  SH          SOLE               615,000
FINOVA GROUP INC    COM          317928109      4,493    2,496,000  SH          SOLE             2,496,000
FRONTLINE CAP GROUP COM          35921N101     10,550    1,035,600  SH          SOLE             1,035,600
GUESS INC           COM          401617105      1,864      301,200  SH          SOLE               301,200
HAMILTON BANCORP    COM          407013101      2,362      307,300  SH          SOLE               307,300
   INC FLA
HAVAS ADVERTISING   SPONSORED    419313101      1,438      123,549  SH          SOLE               123,549
			  ADR
INSIGNIA FINL GROUP COM          45767A105     19,770    1,675,400  SH          SOLE             1,675,400
   INC NEW
LONE STAR           COM          542307103      9,751    1,050,600  SH          SOLE             1,050,600
   STEAKHOUSE
   SALOON
M D C HLDGS INC	  COM          552676108     52,497    1,334,100  SH          SOLE             1,334,100
MAGNA ENTMT CORP    CL A         559211107     12,643    3,019,200  SH          SOLE             3,019,200
MERCER INTL INC     SH BEN INT   588056101     17,345    2,445,100  SH          SOLE             2,445,100
METHODE ELECTRS INC CL A         591520200      1,794      100,000  SH          SOLE               100,000
NATURAL             SUB NT CV    638882AA8      2,875       53,000  PRN         SOLE                53,000
   MICROSYSTEMS     5%05
   CORP
NAVIGANT INTL INC   COM          63935R108     12,697    1,216,500  SH          SOLE             1,216,500
NEOMAGIC CORP       COM          640497103      4,302    1,251,600  SH          SOLE             1,251,600
NEOPHARM INC        COM          640919106      9,062      425,200  SH          SOLE               425,200
OMEGA WORLDWIDE     COM          68210B108      1,335      547,700  SH          SOLE               547,700
   INC
OMTOOL LTD          COM          681974101        433      554,800  SH          SOLE               554,800
OPTI INC            COM          683960108      1,469      408,700  SH          SOLE               408,700
PATINA OIL & GAS    COM          703224105      6,106      228,700  SH          SOLE               228,700
   CORP
PFSWEB INC          COM          717098107         24       24,321  SH          SOLE                24,321
RENAISSANCE         COM          75968A109        483      594,100  SH          SOLE               594,100
   WORLDWIDE INC
SAFEGUARD           SB NT CV     786449AE8      4,069       77,500  PRN         SOLE                77,500
   SCIENTIFICS INC  5%06
SECURITY CAP U S    SPONSORED    814136206      9,631      464,125  SH          SOLE               464,125
   RLTY	        ADR
STANCORP FINL       COM          852891100      1,137       27,000  SH          SOLE                27,000
   GROUP INC
TUT SYSTEMS         COM          901103101      1,821      585,700  SH          SOLE               585,700
UICI                COM          902737105      5,273      600,600  SH          SOLE               600,600
U S INDS INC NEW    COM          912080108     13,434    2,300,300  SH          SOLE             2,300,300
VISTEON CORP        COM          92839U107     75,435    5,015,600  SH          SOLE             5,015,600